Stock Options and Stock-based Compensation (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense	$ 238,495	$ 238,484	$ 345,662	$ 351,990
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense	220,840	180,701	268,618	282,836
Research and Development Expense [Member]
Stock-based compensation expense	$ 17,655	$ 57,783	$ 77,044	$ 69,154